17. Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Tables Abstract
Changes in Investments

							Effects of
			Investment/			Proposed	applying
	Balance as of		Advance for future	Capital		dividends	new IFRS		Balance as of
	January 1, 2018	Equity	capital increase	decrease	Amortization	and JCP	(Note 4.17.3)	Other (a)	December 31, 2018
Joint Ventures (17.3)
Voltalia São Miguel do Gostoso I	74,998	(3,964)	39,534	-	-	-	-	-	110,568
Voltalia São Miguel do Gostoso - authorization rights	10,773	-	-	-	(368)	-	-	-	10,405
Paraná Gás	3	(3)	-	-	-	-	-	-	-
Costa Oeste (Note 1.2)	33,646	3,041	-	-	-	-	-	(36,687)	-
Marumbi (Note 1.2)	85,341	6,971	-	-	-	-	-	(92,312)	-
Transmissora Sul Brasileira (Note 1.2)	64,360	1,161	-	-	-	-	-	(65,521)	-
Caiuá	56,037	5,034	-	-	-	(1,324)	14,892	-	74,639
Integração Maranhense	113,401	9,238	-	-	-	(2,022)	9,067	-	129,684
Matrinchã	835,819	50,411	-	-	-	(9,131)	(203,883)	-	673,216
Guaraciaba	418,320	35,321	-	-	-	(4,328)	(92,372)	-	356,941
Paranaíba	162,273	(16,510)	-	-	-	(2,976)	17,797	-	160,584
Mata de Santa Genebra	459,374	(2,541)	48,096	-	-	3,264	(23,931)	-	484,262
Cantareira	200,018	24,564	-	(35,280)	-	(1,461)	129,682	-	317,523
	2,514,363	112,723	87,630	(35,280)	(368)	(17,978)	(148,748)	(194,520)	2,317,822
Associates
Dona Francisca Energética (17.4)	29,821	9,989	-	-	-	(10,666)	-	-	29,144
Foz do Chopim Energética (17.4)	13,084	13,214	-	-	-	(18,071)	-	-	8,227
Dominó Holdings	2,457	(15)	-	-	-	-	-	-	2,442
Other	9,556	(23)	9	-	-	-	-	(427)	9,115
	54,918	23,165	9	-	-	(28,737)	-	(427)	48,928
Investment property	1,362	-	-	-	(5)	-	-	(15)	1,342
Other investments	-	-	142	-	-	-	-	-	142
	2,570,643	135,888	87,781	(35,280)	(373)	(46,715)	(148,748)	(194,962)	2,368,234
Of the total, the amounts of R$ 36,687 and R$ 92,312 refers to investments that are now subsidiaries; R$ 65,521 refers to investment written off; R$ 427 from the sale of the associated company Dois Saltos Empreendimentos de Geração de Energia Elétrica Ltda ; and R$ 15 refers to the transfer to Other receivables.

			Investment/
			Advance		Proposed
	Balance as of		for future		dividends		Balance as of
	January 1, 2017	Equity	capital increase	Amortization	and JCP	Other (a)	December 31, 2017
Joint Ventures (17.3)
Dominó Holdings (a)	81,526	(568)	-	-	(5,144)	(75,814)	-
Voltalia São Miguel do Gostoso I	75,563	(565)	-	-	-	-	74,998
Voltalia São Miguel do Gostoso - authorization rights	11,140	-	-	(367)	-	-	10,773
Paraná Gás	37	(34)	-	-	-	-	3
Costa Oeste (Note 1.2)	37,232	(2,566)	-	-	(1,020)	-	33,646
Marumbi (Note 1.2)	94,878	(9,537)	-	-	-	-	85,341
Transmissora Sul Brasileira (Note 1.2)	69,369	(5,009)	-	-	-	-	64,360
Caiuá	60,057	(4,020)	-	-	-	-	56,037
Integração Maranhense	122,253	(8,852)	-	-	-	-	113,401
Matrinchã	792,069	57,376	-	-	(13,626)	-	835,819
Guaraciaba	398,969	25,377	-	-	(6,026)	-	418,320
Paranaíba	147,213	17,020	2,082	-	(4,042)	-	162,273
Mata de Santa Genebra	232,240	19,477	210,920	-	(3,263)	-	459,374
Cantareira	161,855	3,879	35,205	-	(921)	-	200,018
	2,284,401	91,978	248,207	(367)	(34,042)	(75,814)	2,514,363
Associates
Dona Francisca Energética (17.4)	32,766	8,876	-	-	(11,821)	-	29,821
Foz do Chopim Energética (17.4)	13,967	6,645	-	-	(7,528)	-	13,084
Dominó Holdings	-	4	-	-	-	2,453	2,457
Other	12,016	(5,764)	36	2,872	-	396	9,556
	58,749	9,761	36	2,872	(19,349)	2,849	54,918
Other investments	1,362	-	-	-	-	-	1,362
	2,344,512	101,739	248,243	2,505	(53,391)	(72,965)	2,570,643
(a) Of the total amount of R$75,814, R$73,361 refers to capital decrease and R$2,453 refers to the change in the investment of a Joint venture to an Associate.

Subsidiaries with Non-Controlling Interest Summarized Financial Information

	Compagás			Elejor			UEG Araucária
	12.31.2018	12.31.2017	12.31.2016	12.31.2018	12.31.2017	12.31.2016	12.31.2018	12.31.2017	12.31.2016

ASSETS	675,286	632,910	526,477	652,175	675,450	708,688	436,137	507,060	529,251
Current assets	204,725	151,966	135,292	80,990	77,216	76,231	33,573	99,101	162,814
Noncurrent assets	470,561	480,944	391,185	571,185	598,234	632,457	402,564	407,959	366,437

LIABILITIES	675,286	632,910	526,477	652,175	675,450	708,688	436,137	507,060	529,251
Current liabilities	133,769	147,743	180,133	124,880	164,574	142,222	42,185	38,386	62,253
Noncurrent liabilities	106,900	87,409	46,716	473,318	449,149	486,765	23,290	22,470	20,422
Equity	434,617	397,758	299,628	53,977	61,727	79,701	370,662	446,204	446,576

STATEMENT OF INCOME
Operating revenues	588,532	515,563	542,822	293,942	291,597	263,686	524	129,084	57,432
Operating costs and expenses	(515,594)	(309,213)	(534,817)	(89,931)	(93,230)	(96,321)	(94,970)	(121,883)	(259,324)
Financial results	(2,411)	(25,612)	(1,422)	(89,301)	(54,254)	(93,717)	2,275	5,302	18,499
Equity in earnings of investees	-	-	-	-	-	-	-	(5,777)	(55,284)
Income tax and social contribution	(10,909)	(66,785)	(1,632)	(38,379)	(47,893)	(24,525)	16,316	(7,098)	46,358
Net income (loss)	59,618	113,953	4,951	76,331	96,220	49,123	(75,855)	(372)	(192,319)
Other comprehensive income	187	(251)	132	-	-	-	-	-	-
Total comprehensive income	59,805	113,702	5,083	76,331	96,220	49,123	(75,855)	(372)	(192,319)

STATEMENTS OF CASH FLOWS
Cash flows from operational activities	66,017	83,661	32,714	127,108	143,911	104,136	(26,980)	(86,840)	65,203
Cash flows from investment activities	(15,961)	(14,268)	(25,975)	(2,659)	(1,461)	(1,465)	(2,768)	118,460	21,587
Cash flows from financing activities	(43,980)	(20,623)	(751)	(119,468)	(143,028)	(105,843)	-	-	(200,000)

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	6,076	48,770	5,988	4,981	(578)	(3,172)	(29,748)	31,620	(113,210)
Cash and cash equivalents at the beginning of the year	84,079	35,309	29,321	37,905	38,483	41,655	51,264	19,644	132,854
Cash and cash equivalents at the end of the year	90,155	84,079	35,309	42,886	37,905	38,483	21,516	51,264	19,644
CHANGE IN CASH AND CASH EQUIVALENTS	6,076	48,770	5,988	4,981	(578)	(3,172)	(29,748)	31,620	(113,210)

Changes in Equity Attributable to Non-Controlling Shareholders

Participation in capital stock	Compagás: 49%	Elejor: 30%	UEG Araucária: 20%	Consolidated
Balance as of January 1, 2016	144,904	22,200	150,849	317,953
Net income (loss)	2,425	14,736	(38,461)	(21,300)
Other comprehensive income	65	-	-	65
Deliberation of additional dividends proposed	-	-	(23,072)	(23,072)
Distribution of dividends with retained earnings	-	(9,342)	-	(9,342)
Dividends	(576)	(3,684)	-	(4,260)
Balance as of December 31, 2016	146,818	23,910	89,316	260,044
Net income (loss)	55,837	28,866	(74)	84,629
Other comprehensive income	(123)	-	-	(123)
Deliberation of additional dividends proposed	-	(11,053)	-	(11,053)
Dividends	(7,631)	(23,205)	-	(30,836)
Balance as of December 31, 2017	194,901	18,518	89,242	302,661
Net income (loss)	29,213	22,899	(15,171)	36,941
Other comprehensive income	91	-	63	154
Dividends	(11,243)	(25,224)	-	(36,467)
Balance as of December 31, 2018	212,962	16,193	74,134	303,289

Assets, Liabilities and Profit or Loss of the Main Joint Ventures

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
12.31.2018
.
ASSETS	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current assets	2,344	26,471	47,347	326,557	229,693	165,072	202,253	161,328
Cash and cash equivalents	205	1,128	1	116,634	136,191	13,931	19,568	301
Other current assets	2,139	25,343	47,346	209,923	93,502	151,141	182,685	161,027
Noncurrent assets	225,523	235,480	418,454	1,872,877	1,065,977	1,409,774	2,162,907	1,282,365
.
LIABILITIES	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current liabilities	2,216	24,955	73,856	137,627	79,701	104,599	124,606	60,964
Financial liabilities	-	7,615	13,228	70,192	27,950	55,968	33,964	46,329
Other current liabilities	2,216	17,340	60,628	67,435	51,751	48,631	90,642	14,635
Noncurrent liabilities	-	84,672	127,284	687,897	487,520	814,798	1,273,962	734,724
Financial liabilities	-	57,028	91,342	683,316	482,125	612,854	934,650	532,179
Other noncurrent liabilities	-	27,644	35,942	4,581	5,395	201,944	339,312	202,545
Equity	225,651	152,324	264,661	1,373,910	728,449	655,449	966,592	648,005
.
STATEMENT OF INCOME
Net operating income	-	25,129	42,379	272,103	181,665	(14,331)	514,591	195,441
Operating costs and expenses	(103)	(4,785)	(7,732)	(47,771)	(27,273)	(23,244)	(462,839)	(60,529)
Financial results	(170)	(5,017)	(7,817)	(61,910)	(35,036)	(57,977)	(59,507)	(58,402)
Equity in income of subsidiaries	(7,815)	-	-	-	-	-	-	-
Income tax and social contribution	-	(5,053)	(7,974)	(59,544)	(47,273)	28,163	2,685	(26,379)
Net income (loss)	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	110,568	74,639	129,684	673,216	356,941	160,584	484,262	317,523

	Voltalia	Transmissora Sul Brasileira	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
12.31.2017
.
ASSETS	155,272	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current assets	2,141	56,604	22,895	44,594	297,331	139,920	233,065	107,568	6,046
Cash and cash equivalents	3	25,547	1,626	2,224	116,256	34,364	29,066	96,244	5,169
Other current assets	2,138	31,057	21,269	42,370	181,075	105,556	203,999	11,324	877
Noncurrent assets	153,131	602,860	207,848	422,189	2,477,642	1,288,327	1,465,148	1,614,495	946,624
.
LIABILITIES	155,272	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current liabilities	2,214	220,845	23,608	71,563	140,515	71,818	124,764	12,630	9,706
Financial liabilities	-	212,618	7,427	13,240	48,686	32,627	53,317	-	-
Other current liabilities	2,214	8,227	16,181	58,323	91,829	39,191	71,447	12,630	9,706
Noncurrent liabilities	-	116,818	92,774	163,790	928,706	502,713	911,107	792,519	534,764
Financial liabilities	-	106,174	64,081	103,755	712,198	388,806	638,779	703,897	439,192
Other noncurrent liabilities	-	10,644	28,693	60,035	216,508	113,907	272,328	88,622	95,572
Equity	153,058	321,801	114,361	231,430	1,705,752	853,716	662,342	916,914	408,200
.
STATEMENT OF INCOME
Net operating income	-	53,374	(2,904)	(14,460)	403,891	208,444	320,302	588,123	392,766
Operating costs and expenses	(113)	(63,752)	(5,194)	(4,245)	(183,660)	(93,369)	(150,984)	(434,779)	(347,771)
Financial results	9	(26,994)	(6,017)	(9,070)	(47,331)	(36,981)	(59,132)	(94,512)	(35,207)
Equity in income of subsidiaries	(1,048)	-	-	-	-	-	-	-	-
Income tax and social contribution	-	12,330	5,908	9,709	(55,808)	(26,303)	(40,717)	(19,955)	(1,871)
Net income (loss)	(1,152)	(25,042)	(8,207)	(18,066)	117,092	51,791	69,469	38,877	7,917
Other comprehensive income	-	-	-	-	-	-	-	-	-
Total comprehensive income	(1,152)	(25,042)	(8,207)	(18,066)	117,092	51,791	69,469	38,877	7,917
.
Investment interest - %	49.0	20.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	74,998	64,360	56,037	113,401	835,819	418,320	162,273	459,374	200,018
.

	Dominó (a)	Voltalia	Costa Oeste	Marumbi	Transmissora Sul Brasileira	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
12.31.2016
.
ASSETS	180,049	156,422	112,601	185,888	696,381	255,276	513,186	2,583,118	1,247,036	1,284,733	1,050,330	525,446
Current assets	24,725	2,177	9,892	12,614	51,963	26,820	49,355	273,185	107,429	41,648	59,160	1,242
Cash and cash equivalents	5,340	41	4,323	3,324	23,295	1,435	115	118,196	16,284	3,051	47,792	157
Other current assets	19,385	2,136	5,569	9,290	28,668	25,385	49,240	154,989	91,145	38,597	11,368	1,085
Noncurrent assets	155,324	154,245	102,709	173,274	644,418	228,456	463,831	2,309,933	1,139,607	1,243,085	991,170	524,204
.
LIABILITIES	180,049	156,422	112,601	185,888	696,381	255,276	513,186	2,583,118	1,247,036	1,284,733	1,050,330	525,446
Current liabilities	13,669	2,212	8,003	17,760	33,949	26,776	76,137	120,886	41,099	83,078	523,351	140,759
Financial liabilities	-	-	3,110	5,190	25,153	7,387	13,188	52,625	9,928	45,939	489,017	65,697
Other current liabilities	13,669	2,212	4,893	12,570	8,796	19,389	62,949	68,261	31,171	37,139	34,334	75,062
Noncurrent liabilities	-	-	31,594	49,531	315,589	105,934	187,554	845,764	391,712	600,784	63,427	54,373
Financial liabilities	-	-	27,426	43,171	308,859	70,633	115,732	747,709	378,528	561,700	-	-
Other noncurrent liabilities	-	-	4,168	6,360	6,730	35,301	71,822	98,055	13,184	39,084	63,427	54,373
Equity	166,380	154,210	73,004	118,597	346,843	122,566	249,495	1,616,468	814,225	600,784	463,552	330,314
.
STATEMENT OF INCOME
Net operating income	-	-	20,433	37,559	56,553	38,148	64,428	433,833	310,380	322,855	570,237	337,614
Operating costs and expenses	(969)	(122)	(3,341)	(11,906)	(12,042)	(4,008)	(2,851)	(237,779)	(204,412)	(185,789)	(497,852)	(321,966)
Financial results	(24,062)	5	(1,213)	(3,596)	(32,674)	(6,432)	(10,934)	(66,462)	(73,693)	(58,703)	(80,255)	225
Equity in income of subsidiaries	101,543	8,987	-	-	-	-	-	-	-	-	-
Income tax and social contribution	-	-	(1,426)	(1,822)	(2,810)	(11,355)	(18,125)	(44,061)	(9,429)	(25,924)	2,724	(5,354)
Net income (loss)	76,512	8,870	14,453	20,235	9,027	16,353	32,518	85,531	22,846	52,439	(5,146)	10,519
Other comprehensive income	(9,669)	-	-	-	-	-	-	-	-	-	-	-
Total comprehensive income	76,512	8,870	14,453	20,235	9,027	16,353	32,518	85,531	22,846	52,439	(5,146)	10,519
.
Investment interest - %	49.0	49.0	51.0	80.0	20.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	81,526	75,563	37,232	94,878	69,369	60,057	122,253	792,069	398,969	147,213	232,240	161,855
.

Assets, Liabilities and Profit or Loss of the Main Associates

	Dona Francisca			Foz do Chopim
	12.31.2018	12.31.2017	12.31.2016	12.31.2018	12.31.2017	12.31.2016
.
ASSETS	134,141	138,079	151,563	106,736	61,163	48,937
Current assets	12,493	10,304	19,311	73,786	21,553	11,043
Noncurrent assets	121,648	127,775	132,252	32,950	39,610	37,894
.
LIABILITIES	134,141	138,079	151,563	106,736	61,163	48,937
Current liabilities	4,231	4,144	5,306	57,603	1,808	2,336
Noncurrent liabilities	3,361	4,443	3,982	26,133	22,776	7,553
Equity	126,549	129,492	142,275	23,000	36,579	39,048
.
STATEMENT OF INCOME
Net operating income	70,716	70,716	70,208	46,479	40,441	40,762
Operating costs and expenses	(25,268)	(30,379)	(34,074)	(2,020)	(21,124)	(10,130)
Financial income (expense)	366	835	1,453	(638)	809	795
Income tax and social contribution	(2,446)	(2,632)	(3,275)	(6,880)	(1,547)	(1,580)
Net income	43,368	38,540	34,312	36,941	18,579	29,847
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	43,368	38,540	34,312	36,941	18,579	29,847
.
Investment interest - %	23.0303	23.0303	23.0303	35.77	35.77	35.77
Investment book value	29,144	29,821	32,766	8,227	13,084	13,967